Financial income and expense (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Financial income and expense [Abstract]
Disclosure of detailed information about financial income and expenditure
	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
Finance income	12,632	108	10,291
Finance income	12,632	108	10,291
Interest expense on lease obligations	295,589	249,964	191,912
Interest expense on pension liabilities	1,805	1,995	4,938
Interest expense on borrowings	2,446,285	1,951,675	1,479,889
Finance expense	(2,743,679)	(2,203,634)	(1,676,739)
Net finance income / (expense) recognized in profit or loss	(2,731,047)	(2,203,526)	(1,666,448)